Exhibit 99.5 Schedule 1

	ATR QM Data Fields
	Loans in Report: 8

ID	Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
900000236	xx	10004362	Non-QM: Compliant with ATR	No	Yes
900000353	xx	10004359	Not covered/exempt	No	No
900000129	xx	10004357	Non-QM: Compliant with ATR	No	Yes
900000450	xx	723069	Not covered/exempt	No	No
900000436	xx	723312	Non-QM: Compliant with ATR	No	Yes
900000403	xx	722562	Not covered/exempt	No	No
900000401	xx	723258	Not covered/exempt	No	No
900000449	xx	724802	Not covered/exempt	No	No
	8